Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holdings Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Schwab Strategic Trust
Entity Central Index Key	0001454889
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Schwab U.S. REIT ETF
Shareholder Report [Line Items]
Fund Name	Schwab U.S. REIT ETF
Class Name	Schwab U.S. REIT ETF
Trading Symbol	SCHH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. REIT ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2025, the fund’s NAV return was 13.75% (for an explanation of NAV returns, please refer to footnote 3 on the following page). The S&P 500
®
Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 18.41%. The fund generally invests in securities that are included in the Dow Jones
Equity All REIT Capped Index which returned 13.87% during the same period. The fund does not seek to track the regulatory index.
Differences between the return of the fund and the return of the Dow Jones Equity All REIT Capped Index may be attributable to, among other things, the operational and transactional costs incurred by the fund and not the index.
Top detractors from total return:
■

Hotel & resort REITs sub-industry securities, including Host Hotels & Resorts, Inc.
■

Industrial REITs sub-industry securities
Top contributors to total return:
■

Health care REITs sub-industry securities, including Welltower, Inc.
■

Multi-family residential REITs sub-industry securities
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce re tur
ns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity All REIT Capped Index (the Index) is a
product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF
is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow
Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020. The fund began tracking the index on June 22, 2020.
3
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
4
Due to new regulatory requirements, the fund’s regulatory index has changed
from the Dow Jones Equity All REIT Capped Index to the S&P 500
®
Index. The S&P 500
®
Index
provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index. The fund does not seek to track the regulatory index.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab U.S. REIT ETF (01/13/2011) 1,3	13.75%	3.71%	3.83%
S&P 500 ® Index 4	18.41%	16.85%	12.98%
Dow Jones Equity All REIT Capped Index 2	13.87%	N/A	N/A
REIT Spliced Index	13.87%	3.77%	3.91%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce re tur
ns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity All REIT Capped Index (the Index) is a
product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF
is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow
Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020. The fund began tracking the index on June 22, 2020.
3
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
4
Due to new regulatory requirements, the fund’s regulatory index has changed
from the Dow Jones Equity All REIT Capped Index to the S&P 500
®
Index. The S&P 500
®
Index
provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index. The fund does not seek to track the regulatory index.

Performance Inception Date	Jan. 13, 2011
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 7,694,000,000
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 4,991,490
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$7,694
Number of Holdings (excludes derivatives)	121
Portfolio Turnover Rate (excludes in-kind transactions)	8%
Advisory Fees Paid by the Fund	$4,991,490
Weighted Average Market Cap (millions)	$44,909
Price/Earnings Ratio (P/E)	37.8
Price/Book Ratio (P/B)	2.5
Qualified Dividend Income	$3,759,717
Qualified Business Income Deduction (199A)	$224,833,893

Holdings [Text Block]
Industry Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the r
epo
rt date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a
service
mark of MSCI and S&P and has been licensed for use
by
Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the r epo rt date.
Schwab Fundamental U.S. Broad Market ETF
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental U.S. Broad Market ETF
Class Name	Schwab Fundamental U.S. Broad Market ETF
Trading Symbol	FNDB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
Y
ou can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Broad Market ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2025, the fund’s NAV return was 15.74% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Russell 3000
®
Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 17.53%. The fund does not seek to track the regulatory index. On June 21, 2024, the fund transitioned from generally investing in securities that are included in the Russell RAFI™ US Index which returned 15.85%
to generally investing in securities that are included in the RAFI Fundamental High Liquidity US All Index which returned 16.01%.
The Fundamental US All Spliced Index returned 16.03%.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Materials sector securities, including Nucor Corp. (which detracted from the total return of the fund)
■

Health care sector securities
Top contributors to total return:
■

Financials sector securities, including JPMorgan Chase & Co.
■

Communication services sector securities
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI F
un
damental High Liquidity US All Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab Fundamental
U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed to the Russell 3000
®
Index. The Russell 3000
®
Index provides a broad measure of market
performance. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Index to the RAFI Fundamental High Liquidity US All Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High
Liquidity US All Index is January 31, 2024. The fund began tracking the index on June 21, 2024.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Broad Market ETF (08/15/2013) 1,2	15.74%	16.55%	11.32%
Russell 3000 ® Index 3	17.53%	16.12%	12.36%
RAFI Fundamental High Liquidity US All Index 4	16.01%	N/A	N/A
Russell RAFI™ US Index	15.85%	16.79%	11.57%
Fundamental US All Spliced Index	16.03%	16.82%	11.59%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI F
un
damental High Liquidity US All Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab Fundamental
U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed to the Russell 3000
®
Index. The Russell 3000
®
Index provides a broad measure of market
performance. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Index to the RAFI Fundamental High Liquidity US All Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High
Liquidity US All Index is January 31, 2024. The fund began tracking the index on June 21, 2024.

Performance Inception Date	Aug. 15, 2013
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Index to the RAFI Fundamental High Liquidity US All Index in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High
Liquidity US All Index is January 31, 2024. The fund began tracking the index on June 21, 2024.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 917,218,000
Holdings Count | Holding	1,682
Advisory Fees Paid, Amount	$ 2,048,304
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$917,218
Number of Holdings (excludes derivatives)	1,682
Portfolio Turnover Rate (excludes in-kind transactions)	11%
Advisory Fees Paid by the Fund	$2,048,304
Weighted Average Market Cap (millions)	$503,068
Price/Earnings Ratio (P/E)	19.3
Price/Book Ratio (P/B)	2.5
Dividends Received Deduction	100.00%
Qualified Dividend Income	$14,326,670

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report d
ate
.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S
&
P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Amount is less than 0.05%.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report d ate .
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since March 1, 2024.
For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or
upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental U.S. Broad Market Index ETF to Schwab
Fundamental U.S. Broad Market Index ETF.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ US Index to the RAFI Fundamental High
Liquidity US All Index.
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of U.S. based companies based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest in stocks that are included in its comparative index.
For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 3-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements were retroactively adjusted for the period ended February 28, 2025, and all prior periods, to reflect the share split.

Material Fund Change Name [Text Block]	Effective June 21, 2024, the fund’s name changed from Schwab Fundamental U.S. Broad Market Index ETF to Schwab Fundamental U.S. Broad Market Index ETF.
Material Fund Change Objectives [Text Block]
Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of U.S. based companies based on their fundamental size and weight.

Material Fund Change Strategies [Text Block]
Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest in stocks that are included in its comparative index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since March 1, 2024.
For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or
upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus
Schwab Fundamental U.S. Large Company ETF [Member]
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental U.S. Large Company ETF
Class Name	Schwab Fundamental U.S. Large Company ETF
Trading Symbol	FNDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Large Company ETF	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2025, the fund’s NAV return was 16.42% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The Russell 1000
®
Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 18.11%. The fund does not seek to track the regulatory index. On June 21, 2024, the fund transitioned from generally investing in securities that are included in the Russell RAFI™ US Large Company Index which returned 16.61% to generally investing in securities that are included in the RAFI Fundamental High Liquidity US Large Index which returned 16.70%. The Fundamental US Large Spliced Index returned 16.72%.
Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
■

Materials sector securities, including Nucor Corp. (which detracted from the total return of the fund)
■

Health care sector securities
Top contributors to total return:
■

Financials sector securities,
including
JPMorgan Chase & Co.
■

Communication services sector securities

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and managemen
t costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Large Company ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i)
make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed to the Russell 1000
®
Index. The Russell 1000
®
Index provides a broad measure of market
performance. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Large Company ETF (08/15/2013) 1,2	16.42%	16.84%	11.57%
Russell 1000 ® Index 3	18.11%	16.54%	12.71%
RAFI Fundamental High Liquidity US Large Index 4	16.70%	N/A	N/A
Russell RAFI™ US Large Company Index	16.61%	17.10%	11.83%
Fundamental US Large Spliced Index	16.72%	17.12%	11.84%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and managemen
t costs, which would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Large Company ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i)
make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed to the Russell 1000
®
Index. The Russell 1000
®
Index provides a broad measure of market
performance. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.

Performance Inception Date	Aug. 15, 2013
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Large Company Index to the RAFI Fundamental High Liquidity US Large Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 18,138,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 41,277,998
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$18,138
Number of Holdings (excludes derivatives)	737
Portfolio Turnover Rate (excludes in-kind transactions)	10%
Advisory Fees Paid by the Fund	$41,277,998
Weighted Average Market Cap (millions)	$538,054
Price/Earnings Ratio (P/E)	19.4
Price/Book Ratio (P/B)	2.6
Dividends Received Deduction	100.00%
Qualified Dividend Income	$293,269,930

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the r
epo
rt date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the r epo rt date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since March 1, 2024.
For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or
upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental U.S. Large Company Index ETF to Schwab
Fundamental U.S. Large Company ETF.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ US Large Company Index to the RAFI
Fundamental High Liquidity US Large Index.
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large U.S. companies based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest in stocks that are included in its comparative index.
For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 3-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements were retroactively adjusted for the period ended February 28, 2025, and all prior periods, to reflect the share split.

Material Fund Change Name [Text Block]	Effective June 21, 2024, the fund’s name changed from Schwab Fundamental U.S. Large Company Index ETF to Schwab Fundamental U.S. Large Company ETF.
Material Fund Change Objectives [Text Block]
Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large U.S. companies based on their fundamental size and weight.

Material Fund Change Strategies [Text Block]
Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest in stocks that are included in its comparative index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since March 1, 2024.
For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or
upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus
Schwab Fundamental U.S. Small Company ETF [Member]
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental U.S. Small Company ETF
Class Name	Schwab Fundamental U.S. Small Company ETF
Trading Symbol	FNDA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Small Company ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2025, the fund’s NAV return was 7.00% (for an explanation of NAV returns, please refer to footnote 2 on the following page). The S&P 500
®
Index, which serves as the fund’s regulatory index and provides a broad measure of market performance, returned 18.41%. The fund does not seek to track the regulatory index. On June 21, 2024, the fund transitioned from generally investing in securities that are included in the Russell RAFI™ US Small Company Index which returned 6.51% to generally investing in securities that are included in the RAFI Fundamental High Liquidity US Small Index which returned 7.24%. The Fundamental US Small Spliced Index returned 7.23%.
Top detractors from total return:
■

Energy sector securities, including Green Plains, Inc.
■

Materials sector securities
Top contributors to total return:
■

Financials sector securities, including Class A holdings of Virtu Financial, Inc.
■

Industrials sector securities

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower perfor
man
ce. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Small Company ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed to the S&P 500
®
Index. The S&P 500
®
Index provides a broad measure of market
performance. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Small Company ETF (08/15/2013) 1,2	7.00%	12.52%	8.14%
S&P 500 ® Index 3	18.41%	16.85%	12.98%
RAFI Fundamental High Liquidity US Small Index 4	7.24%	N/A	N/A
Russell RAFI™ US Small Company Index	6.51%	12.54%	8.27%
Fundamental US Small Spliced Index	7.23%	12.69%	8.35%
Russell 2000 ® Index	6.69%	9.39%	7.23%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower perfor
man
ce. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Small Company ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
Due to new regulatory requirements, the fund’s regulatory index has changed to the S&P 500
®
Index. The S&P 500
®
Index provides a broad measure of market
performance. The fund does not seek to track the regulatory index.
4
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.

Performance Inception Date	Aug. 15, 2013
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ US Small Company Index to the RAFI Fundamental High Liquidity US Small Index in
connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI
Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 9,082,000,000
Holdings Count | Holding	1,024
Advisory Fees Paid, Amount	$ 22,134,967
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$9,082
Number of Holdings (excludes derivatives)	1,024
Portfolio Turnover Rate (excludes in-kind transactions)	26%
Advisory Fees Paid by the Fund	$22,134,967
Weighted Average Market Cap (millions)	$8,419
Price/Earnings Ratio (P/E)	18.5
Price/Book Ratio (P/B)	1.8
Dividends Received Deduction	79.71%
Qualified Dividend Income	$113,353,631
Qualified Business Income Deduction (199A)	$24,421,439

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was de velo
ped by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since March 1, 2024.
For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or
upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental U.S. Small Company Index ETF to Schwab
Fundamental U.S. Small Company ETF.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ US Small Company Index to the RAFI
Fundamental High Liquidity US Small Index.
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small U.S. companies based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest in stocks that are included in its comparative index.
For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
■

On September 25, 2024, the Board of Trustees authorized a 2-for-1 share split for the fund, which applied to shareholders of record as of the close of U.S. markets on October 9, 2024. Certain of the fund’s financial statements were retroactively adjusted for the period ended February 28, 2025, and all prior periods, to reflect the share split.

Material Fund Change Name [Text Block]	Effective June 21, 2024, the fund’s name changed from Schwab Fundamental U.S. Small Company Index ETF to Schwab Fundamental U.S. Small Company ETF.
Material Fund Change Objectives [Text Block]
Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small U.S. companies based on their fundamental size and weight.

Material Fund Change Strategies [Text Block]
Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest in stocks that are included in its comparative index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since March 1, 2024.
For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or
upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.
For more complete information, you may review the fund’s Annual Holdings and Financial Statements at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus
Schwab Fundamental International Equity ETF
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental International Equity ETF
Class Name	Schwab Fundamental International Equity ETF
Trading Symbol	FNDF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST year ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Equity ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2025, the fund’s NAV return was 8.24% (for an explanation of NAV returns, please refer to footnote 4 on the following page). The MSCI EAFE
®
Index (Net)
1
, which serves as the fund’s regulatory index and
provides a broad measure of market performance, returned 8.77%. The fund does not seek to track the regulatory index. On
June 21, 2024, the fund transitioned from generally investing in securities that are included in the Russell RAFI™ Developed ex US
Large Company Index (Net)
1
which returned 8.37% to generally investing in securities that are included in the RAFI Fundamental
High Liquidity Developed ex US Large Index (Net)
1
which returned 8.30%. The Fundamental Developed ex US Large Spliced Index
returned 8.26%.
Top detractors from total return:
■

Korean securities, including Samsung Electronics Co. Ltd.
■

Securities from New Zealand
Top contributors to total return:
■

United Kingdom securities, including HSBC Holdings PLC
■

German securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Developed ex US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
5
Due to new regulatory requirements, the fund’s regulatory index has changed to the MSCI EAFE
®
Index (Net). The MSCI EAFE
®
Index (Net) provides a broad measure of
market performance. The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Large Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21,
2024.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Equity ETF (08/15/2013) 1,2,4	8.24%	10.63%	5.81%
MSCI EAFE ® Index (Net) 3,5	8.77%	8.70%	5.28%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net) 3,6	8.30%	N/A	N/A
Russell RAFI™ Developed ex US Large Company Index (Net) 3	8.37%	10.70%	5.87%
Fundamental Developed ex US Large Spliced Index	8.26%	10.67%	5.86%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Developed ex US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
5
Due to new regulatory requirements, the fund’s regulatory index has changed to the MSCI EAFE
®
Index (Net). The MSCI EAFE
®
Index (Net) provides a broad measure of
market performance. The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Large Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21,
2024.

Performance Inception Date	Aug. 15, 2013
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Large Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Large Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21,
2024.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 14,103,000,000
Holdings Count | Holdings	961
Advisory Fees Paid, Amount	$ 33,631,200
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$14,103
Number of Holdings (excludes derivatives)	961
Portfolio Turnover Rate (excludes in-kind transactions)	12%
Advisory Fees Paid by the Fund	$33,631,200
Weighted Average Market Cap (millions)	$69,364
Price/Earnings Ratio (P/E)	12.7
Price/Book Ratio (P/B)	1.2
Foreign Tax Paid and Passed Through	$41,603,944
Gross Income from Foreign Sources	$508,524,963
Qualified Dividend Income	$507,120,049

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the
repo
rt date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P)
. GICS
is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the repo rt date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since March 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental International Large Company Index ETF to Schwab
Fundamental International Equity ETF.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ Developed ex US Large Company Index
(Net) to the RAFI Fundamental High Liquidity Developed ex US Large Index (Net).
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large non-U.S. developed market companies based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest in stocks that are included in its comparative index.

Material Fund Change Name [Text Block]	Effective June 21, 2024, the fund’s name changed from Schwab Fundamental International Large Company Index ETF to Schwab Fundamental International Equity ETF.
Material Fund Change Objectives [Text Block]
Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large non-U.S. developed market companies based on their fundamental size and weight.

Material Fund Change Strategies [Text Block]
Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest in stocks that are included in its comparative index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since March 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.

Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus
Schwab Fundamental International Small Equity ETF
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental International Small Equity ETF
Class Name	Schwab Fundamental International Small Equity ETF
Trading Symbol	FNDC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST year ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Small Equity ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2025, the fund’s NAV return was 7.50% (for an explanation of NAV returns, please refer to footnote 4 on the following page). The MSCI EAFE
®
Index (Net)
1
, which serves as the fund’s regulatory index and
provides a broad measure of market performance, returned 8.77%. The fund does not seek to track the regulatory index. On
June 21, 2024, the fund transitioned from generally investing in securities that are included in the Russell RAFI™ Developed ex US
Small Company Index (Net)
1
which returned 7.67% to generally investing in securities that are included in the RAFI Fundamental
High Liquidity Developed ex US Small Index (Net)
1
which returned 7.90%. The Fundamental Developed ex US Small Spliced Index
returned 7.82%.
Top detractors from total return:
■

French securities, including Eutelsat Communications SACA
■

Korean securities
Top contributors to total return:
■

Japanese securities, including Asics Corp.
■

Canadian securities
Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Developed ex US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Small Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
5
Due to new regulatory requirements, the fund’s regulatory index has changed to the MSCI EAFE
®
Index (Net). The MSCI EAFE
®
Index (Net) provides a broad measure of
market performance. The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Small Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21,
2024.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Equity ETF (08/15/2013) 1,2,4	7.50%	7.31%	5.18%
MSCI EAFE ® Index (Net) 3,5	8.77%	8.70%	5.28%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net) 3,6	7.90%	N/A	N/A
Russell RAFI™ Developed ex US Small Company Index (Net) 3	7.67%	7.56%	5.44%
Fundamental Developed ex US Small Spliced Index	7.82%	7.59%	5.45%
S&P Developed ex-U.S. Small Cap Index (Net) 3	5.33%	5.44%	4.55%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Developed ex US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Small Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
5
Due to new regulatory requirements, the fund’s regulatory index has changed to the MSCI EAFE
®
Index (Net). The MSCI EAFE
®
Index (Net) provides a broad measure of
market performance. The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Small Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21,
2024.

Performance Inception Date	Aug. 15, 2013
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Developed ex US Small Company Index (Net) to the RAFI Fundamental High
Liquidity Developed ex US Small Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21,
2024.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 3,141,000,000
Holdings Count | Holdings	1,976
Advisory Fees Paid, Amount	$ 12,715,310
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$3,141
Number of Holdings (excludes derivatives)	1,976
Portfolio Turnover Rate (excludes in-kind transactions)	33%
Advisory Fees Paid by the Fund	$12,715,310
Weighted Average Market Cap (millions)	$4,777
Price/Earnings Ratio (P/E)	12.5
Price/Book Ratio (P/B)	1.1
Foreign Tax Paid and Passed Through	$9,458,580
Gross Income from Foreign Sources	$109,371,424
Qualified Dividend Income	$96,163,293

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have c
hang
ed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market
mutual
funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have c hang ed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since March 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental International Small Company Index ETF to Schwab
Fundamental International Small Equity ETF.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ Developed ex US Small Company Index
(Net) to the RAFI Fundamental High Liquidity Developed ex US Small Index (Net).
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest in stocks that are included in its comparative index.

Material Fund Change Name [Text Block]	Effective June 21, 2024, the fund’s name changed from Schwab Fundamental International Small Company Index ETF to Schwab Fundamental International Small Equity ETF.
Material Fund Change Objectives [Text Block]
Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.

Material Fund Change Strategies [Text Block]
Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest in stocks that are included in its comparative index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since March 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.

Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus
Schwab Fundamental Emerging Markets Equity ETF
Shareholder Report [Line Items]
Fund Name	Schwab Fundamental Emerging Markets Equity ETF
Class Name	Schwab Fundamental Emerging Markets Equity ETF
Trading Symbol	FNDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of March 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED February 28, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Emerging Markets Equity ETF	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended February 28, 2025, the fund’s NAV return was 16.43% (for an explanation of NAV returns, please refer to footnote 4 on the following page). The MSCI Emerging Markets Index (Net)
1
, which serves as the fund’s regulatory
index and provides a broad measure of market performance, returned 10.07%. The fund does not seek to track the regulatory index.
On June 21, 2024, the fund transitioned from generally investing in securities that are included in the Russell RAFI™ Emerging
Markets Large Company Index (Net)
1
which returned 16.75% to generally investing in securities that are included in the RAFI
Fundamental High Liquidity Emerging Markets Index (Net)
1
which returned 17.03%. The Fundamental Emerging Markets Spliced
Index returned 16.90%.
Top detractors from total return:
■

Brazilian securities, including Vale SA
■

Mexican securities
Top contributors to total return:
■

Chinese securities, including Alibaba Group Holding Ltd.
■

Taiwanese securities

Portfolio holdings may have changed since the report date.
1
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Emerging Markets Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
5
Due to new regulatory requirements, the fund’s regulatory index has changed to the MSCI Emerging Markets Index (Net). The MSCI Emerging Markets Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the RAFI Fundamental High
Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Equity ETF (08/15/2013) 1,2,4	16.43%	8.09%	5.83%
MSCI Emerging Markets Index (Net) 3,5	10.07%	4.26%	3.49%
RAFI Fundamental High Liquidity Emerging Markets Index (Net) 3,6	17.03%	N/A	N/A
Russell RAFI™ Emerging Markets Large Company Index (Net) 3	16.75%	8.42%	6.31%
Fundamental Emerging Markets Spliced Index	16.90%	8.44%	6.32%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Emerging Markets Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
5
Due to new regulatory requirements, the fund’s regulatory index has changed to the MSCI Emerging Markets Index (Net). The MSCI Emerging Markets Index (Net) provides a broad measure of market performance. The fund does not seek to track the regulatory index.
6
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the RAFI Fundamental High
Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.

Performance Inception Date	Aug. 15, 2013
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI™ Emerging Markets Large Company Index (Net) to the RAFI Fundamental High
Liquidity Emerging Markets Index (Net) in connection with a change to the fund’s investment objective and investment strategy to invest its assets in accordance with the index. The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.

Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 6,422,000,000
Holdings Count | Holdings	394
Advisory Fees Paid, Amount	$ 23,968,881
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$6,422
Number of Holdings (excludes derivatives)	394
Portfolio Turnover Rate (excludes in-kind transactions)	20%
Advisory Fees Paid by the Fund	$23,968,881
Weighted Average Market Cap (millions)	$130,646
Price/Earnings Ratio (P/E)	10.0
Price/Book Ratio (P/B)	1.2
Foreign Tax Paid and Passed Through	$46,451,731
Gross Income from Foreign Sources	$317,374,529
Qualified Dividend Income	$152,394,196

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry C lassific
ation Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Material Fund Change [Text Block]
FUND CHANGES
This is a summary of certain changes to the fund since March 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.
■

Effective June 21, 2024, the fund’s name changed from Schwab Fundamental Emerging Markets Large Company Index ETF to
Schwab Fundamental Emerging Markets Equity ETF.
■

Effective June 21, 2024, the fund’s comparative index changed from the Russell RAFI™ Emerging Markets Large Company Index
(Net) to the RAFI Fundamental High Liquidity Emerging Markets Index (Net).
■

Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large sized companies, based on their fundamental size and weight, in emerging market countries.
■

Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest in stocks that are included in its comparative index.

Material Fund Change Name [Text Block]	Effective June 21, 2024, the fund’s name changed from Schwab Fundamental Emerging Markets Large Company Index ETF to Schwab Fundamental Emerging Markets Equity ETF.
Material Fund Change Objectives [Text Block]
Effective June 21, 2024, the fund’s investment objective was updated to reflect that the fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large sized companies, based on their fundamental size and weight, in emerging market countries.

Material Fund Change Strategies [Text Block]
Effective June 21, 2024, in connection with the comparative index change, the fund’s investment strategy was updated to reflect that to pursue its goal, the fund will generally invest in stocks that are included in its comparative index.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since March 1, 2024. For more complete information, you may review the fund’s prospectus at
www.schwabassetmanagement.com/prospectus
or upon request by calling
1-866-414-6349
or by sending an
email request to
orders@mysummaryprospectus.com
.

Updated Prospectus Phone Number	1-866-414-6349
Updated Prospectus Email Address	orders@mysummaryprospectus.com.
Updated Prospectus Web Address	www.schwabassetmanagement.com/prospectus